                       SUPPLEMENT DATED NOVEMBER 30, 2003
                                     TO THE

                      PROSPECTUSES DATED JANUARY 30, 2003
          VAN KAMPEN TAX FREE TRUST, ON BEHALF OF EACH OF ITS SERIES,
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
               VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND
                   VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

                       PROSPECTUS DATED JANUARY 30, 2003
                  VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND

                        PROSPECTUS DATED APRIL 30, 2003
           VAN KAMPEN U.S. GOVERNMENT TRUST ON BEHALF OF ITS SERIES,
                        VAN KAMPEN U. S. GOVERNMENT FUND

                      PROSPECTUSES DATED OCTOBER 31, 2003
         VAN KAMPEN SERIES FUND, INC., ON BEHALF OF EACH OF ITS SERIES,
                         VAN KAMPEN AMERICAN VALUE FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                    VAN KAMPEN EMERGING MARKETS INCOME FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                     VAN KAMPEN EUROPEAN VALUE EQUITY FUND
                          VAN KAMPEN FOCUS EQUITY FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                        VAN KAMPEN GLOBAL FRANCHISE FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND
                      VAN KAMPEN INTERNATIONAL MAGNUM FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                             VAN KAMPEN VALUE FUND

                       PROSPECTUS DATED OCTOBER 31, 2003
                         VAN KAMPEN TAX FREE MONEY FUND

                        PROSPECTUSES DATED JULY 31, 2003
           VAN KAMPEN EQUITY TRUST, ON BEHALF OF EACH OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                             VAN KAMPEN GROWTH FUND
                         VAN KAMPEN SELECT GROWTH FUND
                        VAN KAMPEN SMALL CAP GROWTH FUND
                        VAN KAMPEN SMALL CAP VALUE FUND
                            VAN KAMPEN UTILITY FUND

                         PROSPECTUS DATED JULY 31, 2003
               VAN KAMPEN TRUST, ON BEHALF OF EACH OF ITS SERIES,
                           VAN KAMPEN HIGH YIELD FUND

    Effective November 30, 2003, the Fund's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management. In all instances, references to Van Kampen Investment Advisory Corp. are hereby deleted and replaced with Van Kampen Asset Management.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 SPT/PROSP 11/03

                       SUPPLEMENT DATED NOVEMBER 30, 2003

                                     TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 30, 2003
          VAN KAMPEN TAX FREE TRUST, ON BEHALF OF EACH OF ITS SERIES,
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
               VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND
                   VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 30, 2003,
                  VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND

           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2003, VAN KAMPEN U.S. GOVERNMENT TRUST, ON BEHALF OF ITS SERIES,
                        VAN KAMPEN U. S. GOVERNMENT FUND

           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2003
         VAN KAMPEN SERIES FUND, INC., ON BEHALF OF EACH OF ITS SERIES,
                         VAN KAMPEN AMERICAN VALUE FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                    VAN KAMPEN EMERGING MARKETS INCOME FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                     VAN KAMPEN EUROPEAN VALUE EQUITY FUND
                          VAN KAMPEN FOCUS EQUITY FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                        VAN KAMPEN GLOBAL FRANCHISE FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND
                      VAN KAMPEN INTERNATIONAL MAGNUM FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                             VAN KAMPEN VALUE FUND

           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2003
                         VAN KAMPEN TAX FREE MONEY FUND

            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2003
           VAN KAMPEN EQUITY TRUST, ON BEHALF OF EACH OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                             VAN KAMPEN GROWTH FUND
                         VAN KAMPEN SELECT GROWTH FUND
                        VAN KAMPEN SMALL CAP GROWTH FUND
                        VAN KAMPEN SMALL CAP VALUE FUND
                            VAN KAMPEN UTILITY FUND

            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2003
               VAN KAMPEN TRUST, ON BEHALF OF EACH OF ITS SERIES,
                           VAN KAMPEN HIGH YIELD FUND

     Effective November 30, 2003, the Fund's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management. In all instances, references to Van Kampen Investment Advisory Corp. are hereby deleted and replaced with Van Kampen Asset Management.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   SPT/SAI 11/03